Employees' Leaving Entitlement - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of turnover rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	€ (111)	€ (68)
Quantitative sensitivity analysis, decrease	123	75
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	231	259
Quantitative sensitivity analysis, decrease	(227)	(256)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	(360)	(402)
Quantitative sensitivity analysis, decrease	€ 373	€ 417